Subsequent Events - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Mar. 01, 2018 USD ($) Unit $ / shares	Oct. 25, 2017 USD ($)	Feb. 28, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Unit
OOCL Qingdao [Member] | OOCL [Member]
Subsequent Event [Line Items]
Daily Charter Rate					34.500
Year Built					2004
Capacity in TEUs | Unit					8,063
CMA CGM [Member] | GSL Tianjin [Member]
Subsequent Event [Line Items]
Daily Charter Rate		13,000			13.000
Year Built					2005
Capacity in TEUs | Unit					8,063
CMA CGM [Member] | GSL Tianjin [Member] | Minimum [Member]
Subsequent Event [Line Items]
Vessel charter period		3 months
CMA CGM [Member] | GSL Tianjin [Member] | Maximum [Member]
Subsequent Event [Line Items]
Vessel charter period		8 months
Subsequent Event [Member] | Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred stock dividends per share declared | $ / shares	$ 54.6875
Subsequent Event [Member] | OOCL Qingdao [Member] | OOCL [Member]
Subsequent Event [Line Items]
Daily Charter Rate			14,000
Charter effective date			Mar. 11, 2018
Charter redelivery periods			Redelivery is now between January 1, 2019 and March 15, 2019, at the charterer’s option.
Subsequent Event [Member] | CMA CGM [Member]
Subsequent Event [Line Items]
Daily Charter Rate	9,000
Vessel charter period	12 months
Year Built	2005
Capacity in TEUs | Unit	2,800
Contracted purchase price	$ 11,300,000
Subsequent Event [Member] | CMA CGM [Member] | GSL Tianjin [Member]
Subsequent Event [Line Items]
Daily Charter Rate				11,900
Charter effective date				Jan. 26, 2018
Subsequent Event [Member] | CMA CGM [Member] | GSL Tianjin [Member] | Minimum [Member]
Subsequent Event [Line Items]
Vessel charter period				8 months
Subsequent Event [Member] | CMA CGM [Member] | GSL Tianjin [Member] | Maximum [Member]
Subsequent Event [Line Items]
Vessel charter period				12 months